Biological assets - Schedule of unobservable input used to estimate fair value of biological assets (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) g
Disclosure of detailed information about biological assets [abstract]
Expected yield for cannabis plants of dry flower, per plant | g	13
Expected yield for cannabis plants of dry trim, per plant | g	16
Expected growth cycle completed	73.00%
Expected selling price per gram of dried flower	$ 1
Expected selling price per gram of trim	0.50
After harvest cost to complete and sell per gram for dry flower	1.91
After harvest cost to complete and sell per gram for dry trim	$ 1.25